SUBSEQUENT EVENTS (Details) - Announcing or commencing implementation of major restructuring	Apr. 18, 2024 USD ($) employee
Disclosure of non-adjusting events after reporting period [line items]
Number of employees | employee	120
Restructuring provision | $	$ 1,400,000